Partners’ Capital	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Partners’ Capital

13. Partners’ Capital

General: The Partnership’s Limited Partnership Agreement (the “Partnership Agreement”) requires that within 45 days after the end of each quarter, beginning with the quarter ending June 30, 2007, all of the Partnership’s available cash be distributed to unit holders.

Definition of Available Cash: Available Cash, for each fiscal quarter, consists of all cash on hand at the end of the quarter:

•	less the amount of cash reserves established by our board of directors to:
• provide for the proper conduct of the Partnership’s business (including reserves for future capital expenditures and for our anticipated credit needs);
• comply with applicable law, any of the Partnership’s debt instruments, or other agreements; or
• provide funds for distributions to the Partnership’s unit holders and to the general partner for any one or more of the next four quarters;
•	plus all cash on hand on the date of determination of available cash for the quarter resulting from working capital borrowings made after the end of the quarter. Working capital borrowings are generally borrowings that are made under our credit agreements and in all cases are used solely for working capital purposes or to pay distributions to partners subject to certain exceptions set forth in the Partnership Agreement.

General Partner Interest and IDRs: As of December 31, 2023, the General Partner has a 0.63% interest in the Partnership (excluding treasury units) and holds the IDRs. In accordance with Section 5.2(b) of the Partnership Agreement, upon the issuance of additional units by the Partnership, the general partner may elect to make a contribution to the Partnership to maintain its general partner interest.

IDRs represent the right to receive an increasing percentage of quarterly distributions of available cash from operating surplus after the minimum quarterly distribution and the target distribution levels have been achieved. According to the Partnership Agreement, as amended in 2014, the following table illustrates the percentage allocations of the additional available cash from operating surplus among the unit holders and general partner up to the various target distribution levels. The amounts set forth under “Marginal Percentage Interest in Distributions” are the percentage interests of the unit holders and general partner in any available cash from operating surplus that is being distributed up to and including the corresponding amount in the column “Total Quarterly Distribution Target Amount per Unit,” until available cash from operating surplus the Partnership distributes reaches the next target distribution level, if any. The percentage interests shown for the unit holders and general partner for the minimum quarterly distribution are also applicable to quarterly distribution amounts that are less than the minimum quarterly distribution. The percentage interests shown below assume that the Partnership’s general partner maintains a 2% general partner interest and that it has not transferred its IDR.

13. Partners’ Capital – Continued

		Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Target Amount per Unit	Unitholders	General Partner
Minimum Quarterly Distribution	$1.6275	98%	2%
First Target Distribution	up to $1.6975	98%	2%
Second Target Distribution	above $1.6975 up to $1.8725	85%	15%
Third Target Distribution	above $1.8725 up to $2.0475	75%	25%
Thereafter	above $2.0475	65%	35%

Following the 2014’s annual general meeting, CGP unilaterally notified the Partnership that it has decided to waive its rights to receive quarterly incentive distributions between $1.6975 and $1.75. This waiver effectively increases the First Target Distribution and the lower band of the Second Target Distribution (as referenced in the table above) from $1.6975 to $1.75.

Distributions of Available Cash from Operating Surplus: Our Partnership Agreement requires that we make distributions of available cash from operating surplus for any quarter after the subordination period in the following manner assuming that the Partnership’s general partner maintains a 2% general partner interest:

•	first, 98% to all unit holders, pro rata, and 2% to our general partner, until we distribute for each outstanding unit an amount equal to the minimum quarterly distribution for that quarter; and
•	thereafter, in the manner described in the above table.

Common Units

Pursuant to the Umbrella Agreement, the Partnership conducted a Rights Offering for up to $500,000 with the purpose of partially financing the acquisition of the shares of the vessel-owning companies of 11 new LNG/C vessels. The Rights Offering resulted in subscriptions for 445,988 common units representing limited partnership interests in the Partnership offered at an exercise price of $14.25 per common unit amounting to $6,355. CMTC purchased 34,641,731 common units that were not issued pursuant to the Rights Offering for an aggregate amount of $493,645 pursuant to the Standby Purchase Agreement (Note 1). As of December 31, 2023, the Partnership recognized the amount of $1,313 representing part of the transaction expenses as a reduction to Partners’ Capital.

On October 12, 2022, the Partnership transferred 505,204 common units to CMTC out of the Partnership’s Treasury units with a value at the time of transfer of $6,583, in connection with the acquisition of the M/V Manzanillo Express from CMTC (Notes 4, 5A).

On January 26, 2023, the Partnership’s Board of Directors authorized a new unit repurchase plan, replacing the earlier plan (the “Repurchase Plan”). Pursuant to the Repurchase Plan, the Partnership may purchase up to $30,000 of its common units through January 2025, at times and prices that are considered to be appropriate. The Partnership could repurchase units under the Repurchase Plan in the open market or in privately negotiated transactions but is not obligated under the terms of the Repurchase Plan to repurchase any units, and, at any time, may suspend, delay or discontinue the Repurchase Plan. For the years ended December 31, 2023 and 2022, the Partnership completed the repurchase of 304,283 and 389,962 units paying an average price per unit of $13.48 and $15.13 plus repurchasing expenses, respectively. These units are held as treasury units and are recorded as a reduction in the Partnership’s Partners’ Capital as of December 31, 2023 and 2022, respectively.

During 2022, the Partnership reserved for issuance a maximum number of 750,000 restricted common units. As a result, the total number of restricted common units reserved and issued is 1,045,000 under its Omnibus Incentive Compensation Plan (Note 14).

As of December 31, 2023 and 2022 partners’ capital included the following units:

	As of December 31,
	2023	2022
Common units	55,039,143	20,255,707
General partner units	348,570	348,570
Treasury Units	870,522	566,239
Total partnership units	56,258,235	21,170,516